Participant
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global Equity Fund Participant) Vanguard Global Equity Fund	Vanguard Global Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global Equity Fund Participant) Vanguard Global Equity Fund		Vanguard Global Equity Fund - Investor Shares
Management Expenses		0.54%
12b-1 Distribution Fee		none
Other Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	0.59%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Global Equity Fund Participant) Vanguard Global Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global Equity Fund - Investor Shares	60	189	329	738

Retail
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global Equity Fund Retail) Vanguard Global Equity Fund (USD $)	Vanguard Global Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global Equity Fund Retail) Vanguard Global Equity Fund		Vanguard Global Equity Fund - Investor Shares
Management Expenses		0.54%
12b-1 Distribution Fee		none
Other Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	0.59%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Global Equity Fund Retail) Vanguard Global Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global Equity Fund - Investor Shares	60	189	329	738